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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.5%
	Australia: 9.5%
13,303	Australia & New Zealand Banking Group Ltd.	$360,836	0.5
22,985	BHP Billiton Ltd.	595,997	0.8
42,582	Coca-Cola Amatil Ltd.	330,643	0.4
78,250	Goodman Group	362,349	0.5
123,076	Incitec Pivot Ltd.	298,075	0.4
68,956	Insurance Australia Group	373,463	0.5
141,820	Metcash Ltd.	314,800	0.4
12,723	National Australia Bank Ltd.	352,446	0.5
211,582	Nine Entertainment Co. Holdings Ltd.	361,102	0.5
183,786	Novion Property Group	332,681	0.5
6,433	Rio Tinto Ltd.	322,349	0.4
29,331	Santos Ltd.	251,622	0.3
281,895	Sigma Pharmaceuticals Ltd.	175,909	0.2
221,903	Spark Infrastructure Group	368,093	0.5
96,542	Stockland	337,856	0.5
29,975	Suncorp Group Ltd	365,339	0.5
88,078	Sydney Airport	331,747	0.5
73,344	Toll Holdings Ltd.	351,201	0.5
51,126	Transurban Group	361,833	0.5
27,092	Treasury Wine Estates Ltd.	108,944	0.1
13,302	Westpac Banking Corp.	368,110	0.5
		7,025,395	9.5

	Austria: 0.5%
4,760	BUWOG AG	89,821	0.1
95,204	Immofinanz Immobilien Anlagen AG	284,713	0.4
		374,534	0.5

	Belgium: 0.3%
5,936	Ageas	212,287	0.3

	China: 10.0%
121,500	BOC Hong Kong Holdings Ltd.	428,590	0.6
736,000	China BlueChemical Ltd.	266,186	0.4
770,000	China Communications Services Corp., Ltd.	374,674	0.5
790,380	China Construction Bank	597,834	0.8
127,000	China Life Insurance Co., Ltd.	448,561	0.6
29,000	China Mobile Ltd.	357,980	0.5
148,000	China Overseas Land & Investment Ltd.	443,647	0.6
397,400	China Petroleum & Chemical Corp.	321,688	0.4
138,000	China Resources Power Holdings Co.	402,469	0.6
924,000	China Shanshui Cement Group Ltd.	351,424	0.5
104,000	China Shineway Pharmaceutical Group Ltd.	176,592	0.2
258,000	COSCO Pacific Ltd.	349,717	0.5
356,000	Guangdong Investment Ltd.	490,608	0.7
278,000	Harbin Electric Co. Ltd.	173,643	0.2
894,118	Industrial and Commercial Bank of China Ltd.	604,328	0.8
152,000	Jiangsu Expressway Co. Ltd.	172,217	0.2
604,500	Parkson Retail Group Ltd.	165,811	0.2
294,000	PetroChina Co., Ltd.	314,786	0.4
123,000	Shanghai Industrial Holdings Ltd.	378,533	0.5
152,500	Sinopec Engineering Group Co. Ltd.	133,617	0.2
368,000	Zhejiang Expressway Co., Ltd.	411,881	0.6
		7,364,786	10.0

	Denmark: 0.4%
7,418	FLSmidth & Co. A/S	313,844	0.4

	Finland: 0.3%
9,229	Nokian Renkaat OYJ	260,255	0.3

	France: 10.1%
15,656	Alstom	548,991	0.7
32,059	AXA S.A.	774,327	1.0
11,346	BNP Paribas	728,175	1.0
20,132	Carrefour S.A.	637,112	0.9
4,187	Casino Guichard Perrachon S.A.	403,260	0.5
45,050	Etablissements Maurel et Prom	438,641	0.6
5,773	Eutelsat Communications	190,911	0.3
52,351	Orange SA	922,556	1.3
31,145	Gaz de France	767,591	1.0
7,033	Groupe Danone	495,714	0.7
4,002	Lafarge S.A.	284,597	0.4
7,656	Sanofi	739,418	1.0
9,909	Vinci S.A.	535,430	0.7
		7,466,723	10.1

	Germany: 5.3%
8,565	Deutsche Boerse AG	625,316	0.9
32,417	Deutsche Telekom AG	550,858	0.7
38,756	E.ON AG	686,209	0.9
12,631	Metro AG	428,735	0.6
3,152	Rheinmetall AG	133,408	0.2
10,790	RWE AG	390,648	0.5
10,086	SAP SE	710,910	1.0
7,426	Wincor Nixdorf AG	367,438	0.5
		3,893,522	5.3

	Hong Kong: 4.8%
110,800	AIA Group Ltd.	638,846	0.9
56,000	Cheung Kong Infrastructure Holdings Ltd.	414,405	0.6

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong: (continued)
46,000	CLP Holdings Ltd.	$399,918	0.5
2,470,000	Emperor Watch & Jewellery Ltd.	112,849	0.2
129,000	Hang Lung Properties Ltd.	387,072	0.5
992,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	403,886	0.6
71,933	Link Real Estate Investment Trust	457,473	0.6
94,500	MTR Corp.	379,394	0.5
57,400	Television Broadcasts Ltd.	324,646	0.4
		3,518,489	4.8

	India: 2.8%
24,803	Bank of Baroda	432,758	0.6
55,265	Coal India Ltd.	316,734	0.4
58,624	GAIL India Ltd.	461,047	0.6
144,044	NTPC Ltd.	330,665	0.4
54,474	Oil & Natural Gas Corp., Ltd.	333,701	0.5
11,524	Punjab National Bank	198,569	0.3
		2,073,474	2.8

	Indonesia: 0.8%
161,000	Indo Tambangraya Megah PT	250,677	0.3
641,000	Indofood Sukses Makmur Tbk PT	352,081	0.5
		602,758	0.8

	Ireland: 0.7%
21,655	CRH PLC - Dublin	510,060	0.7

	Italy: 4.0%
29,705	Assicurazioni Generali S.p.A.	642,606	0.9
128,914	Enel S.p.A.	621,877	0.8
43,223	ENI S.p.A.	860,517	1.1
162,966	Intesa Sanpaolo S.p.A.	501,573	0.7
19,216	Prysmian S.p.A.	345,332	0.5
		2,971,905	4.0

	Malaysia: 0.8%
254,908	Berjaya Sports Toto BHD	262,256	0.3
185,800	IJM Corp. Bhd	372,424	0.5
		634,680	0.8

	Netherlands: 0.8%
751	Koninklijke DSM NV	49,372	0.0
3,459	Nutreco NV	197,787	0.3
10,528	Royal Dutch Shell PLC - Class B	365,166	0.5
		612,325	0.8

	Portugal: 0.1%
10,792	Energias de Portugal S.A.	44,271	0.1

	Singapore: 1.2%
239,000	CapitaMall Trust	362,792	0.5
233,000	First Resources Ltd.	346,575	0.5
10,000	United Overseas Bank Ltd.	183,743	0.2
		893,110	1.2

	South Korea: 4.6%
14,600	Hite Jinro Co. Ltd.	332,226	0.4
14,046	Hyundai Marine & Fire Insurance Co., Ltd.	337,348	0.5
11,650	Kangwon Land, Inc.	343,132	0.5
10,558	KB Financial Group, Inc.	370,006	0.5
13,420	KT Corp.	395,547	0.5
1,251	POSCO	341,628	0.5
541	Samsung Electronics Co., Ltd.	626,790	0.8
8,140	Shinhan Financial Group Co., Ltd.	364,006	0.5
3,587	SK Innovation Co. Ltd.	276,627	0.4
		3,387,310	4.6

	Spain: 2.5%
84,963	Banco Santander Central Hispano S.A.	764,623	1.0
13,695	Indra Sistemas S.A.	140,964	0.2
24,293	Prosegur Cia de Seguridad SA	144,123	0.2
50,000	Telefonica S.A.	801,514	1.1
		1,851,224	2.5

	Sweden: 2.4%
53,980	Telefonaktiebolaget LM Ericsson	678,288	0.9
42,289	SSAB Svenskt Staal AB - Class A	299,355	0.4
107,590	TeliaSonera AB	767,655	1.1
		1,745,298	2.4

	Switzerland: 6.8%
26,949	Credit Suisse Group	719,049	1.0
9,838	Holcim Ltd.	726,321	1.0
9,669	Nestle S.A.	725,314	1.0
7,748	Novartis AG	749,251	1.0
2,534	Roche Holding AG - Genusschein	758,275	1.0
2,355	Syngenta AG	775,912	1.0
1,857	Zurich Insurance Group AG	581,981	0.8
		5,036,103	6.8

	Taiwan: 4.5%
79,000	Cheng Uei Precision Industry Co., Ltd.	131,694	0.2
587,598	CTBC Financial Holding Co. Ltd	399,007	0.5
23,612	MediaTek, Inc.	354,222	0.5
439,144	Mega Financial Holdings Co., Ltd.	356,777	0.5
164,000	Powertech Technology, Inc.	273,965	0.4
129,000	Quanta Computer, Inc.	320,744	0.4

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
43,000	Radiant Opto-Electronics Corp.	$140,751	0.2
214,624	Taiwan Semiconductor Manufacturing Co., Ltd.	987,571	1.3
31,000	TPK Holding Co. Ltd.	198,937	0.3
58,000	Zhen Ding Technology Holding Ltd.	156,009	0.2
		3,319,677	4.5

	Thailand: 0.6%
37,000	PTT PCL-Foreign	431,240	0.6

	Turkey: 0.9%
30,685	Tupras Turkiye Petrol Rafine	691,483	0.9

	United Kingdom: 13.7%
7,810	Anglo American PLC	160,893	0.2
2,628	AstraZeneca PLC	195,008	0.3
22,412	Aviva PLC	178,251	0.2
162,620	Balfour Beatty PLC	465,608	0.6
171,442	Barclays PLC	654,234	0.9
151,867	BP PLC	994,359	1.3
29,655	CNH Industrial NV	232,431	0.3
33,090	GlaxoSmithKline PLC	767,669	1.0
107,866	HSBC Holdings PLC (GBP)	1,073,353	1.5
35,600	HSBC Holdings PLC (HKD)	354,338	0.5
170,325	J Sainsbury PLC	619,987	0.8
117,541	Kingfisher PLC	573,466	0.8
59,665	Mitie Group PLC	260,652	0.4
68,699	Premier Farnell PLC	179,383	0.2
13,095	Rio Tinto PLC	608,695	0.8
91,923	Royal Mail PLC	599,719	0.8
100,795	RSA Insurance Group PLC	736,026	1.0
22,730	Scottish & Southern Energy PLC	581,708	0.8
32,508	Segro PLC	198,962	0.3
29,639	Standard Chartered PLC	433,342	0.6
39,546	UBM PLC	293,747	0.4
		10,161,831	13.7

	United States: 8.1%
15,500	Altria Group, Inc.	779,030	1.1
14,800	CenturyTel, Inc.	603,396	0.8
11,100	Ensco PLC	375,180	0.5
12,500	International Paper Co.	672,750	0.9
12,500	JPMorgan Chase & Co.	752,000	1.0
13,100	Kraft Foods Group, Inc.	788,227	1.1
12,800	Merck & Co., Inc.	773,120	1.0
25,600	Starwood Property Trust, Inc.	615,936	0.8
17,487	Teekay LNG Partners L.P.	629,882	0.9
		5,989,521	8.1

	Total Common Stock
	(Cost $73,535,989)	71,386,105	96.5

PREFERRED STOCK: 2.9%
	Brazil: 0.9%
125,004	Cia Energetica de Minas Gerais	683,836	0.9

	Germany: 1.1%
3,430	Volkswagen AG	790,067	1.1

	South Korea: 0.9%
856	Hyundai Motor Co.	98,959	0.1
1,803	Hyundai Motor Co.- Series 2	215,244	0.3
363	Samsung Electronics Co., Ltd.	344,586	0.5
		658,789	0.9

	Total Preferred Stock
	(Cost $2,079,721)	2,132,692	2.9

RIGHTS: 0.2%
	Spain: 0.1%
50,000	Telefonica SA	22,880	0.1

	United Kingdom: 0.1%
31,636	UBM PLC	88,454	0.1

	Total Rights
	(Cost $121,592)	111,334	0.2

	Total Investments in Securities (Cost $75,737,302)	$73,630,131	99.6
	Assets in Excess of Other Liabilities	309,489	0.4
	Net Assets	$73,939,620	100.0

Cost for federal income tax purposes is $75,824,035.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,816,585
Gross Unrealized Depreciation	(8,010,489)

Net Unrealized Depreciation	$(2,193,904)

Sector Diversification	Percentage of Net Assets
Financials	28.4%
Consumer Staples	9.3
Energy	9.1
Industrials	9.1
Utilities	8.9
Materials	8.8
Information Technology	7.6
Telecommunication Services	7.2
Health Care	5.7
Consumer Discretionary	5.4
Rights	0.1
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$7,025,395	$–	$7,025,395
Austria	–	374,534	–	374,534
Belgium	–	212,287	–	212,287
China	411,881	6,952,905	–	7,364,786
Denmark	–	313,844	–	313,844
Finland	–	260,255	–	260,255
France	190,911	7,275,812	–	7,466,723
Germany	–	3,893,522	–	3,893,522
Hong Kong	–	3,518,489	–	3,518,489
India	–	2,073,474	–	2,073,474
Indonesia	–	602,758	–	602,758
Ireland	–	510,060	–	510,060
Italy	–	2,971,905	–	2,971,905
Malaysia	634,680	–	–	634,680
Netherlands	197,787	414,538	–	612,325
Portugal	–	44,271	–	44,271
Singapore	–	893,110	–	893,110
South Korea	–	3,387,310	–	3,387,310
Spain	–	1,851,224	–	1,851,224
Sweden	–	1,745,298	–	1,745,298
Switzerland	–	5,036,103	–	5,036,103
Taiwan	–	3,319,677	–	3,319,677
Thailand	–	431,240	–	431,240
Turkey	–	691,483	–	691,483
United Kingdom	465,608	9,696,223	–	10,161,831
United States	5,989,521	–	–	5,989,521
Total Common Stock	7,890,388	63,495,717	–	71,386,105
Preferred Stock	683,836	1,448,856	–	2,132,692
Rights	88,454	22,880	–	111,334
Total Investments, at fair value	$8,662,678	$64,967,453	$–	$73,630,131
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(746,927)	$–	$(746,927)
Total Liabilities	$–	$(746,927)	$–	$(746,927)

(1)	For the period ended November 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At November 30, 2014, securities valued at $2,624,855 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2014, the following over-the-counter written options were outstanding for Voya International High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
900	Goldman Sachs & Co.	Call on S&P/ASX 200 Index	5,526.190	AUD	12/04/14	$50,285	$(316)
1,840	Societe Generale	Call on Euro Stoxx 50® Index	3,092.470	EUR	12/04/14	152,692	(363,052)
680	Societe Generale	Call on FTSE 100 Index	6,541.460	GBP	12/04/14	85,193	(195,134)
900	Deutsche Bank AG	Call on Hang Seng Index	23,511.239	HKD	12/04/14	42,872	(60,438)
10,700,000	Societe Generale	Call on Korea Stock Exchange KOSPI 200 Index	247.602	KRW	12/04/14	$34,729	$(60,963)
7,100	Deutsche Bank AG	Call on Taiwan Stock Exchange Weighted Index	8,897.220	TWD	12/04/14	29,435	(67,024)
			Total Written OTC Options			$395,206	$(746,927)

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$746,927
Total Liability Derivatives		$746,927

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2014:

	Deutsche Bank AG	Goldman Sachs & Co.	Societe Generale	Totals
Liabilities:
Written options	$127,462	$316	$619,149	$746,927
Total Liabilities	$127,462	$316	$619,149	$746,927

Net OTC derivative instruments by counterparty, at fair value	$(127,462)	$(316)	$(619,149)	(746,927)

Total collateral pledged by the Fund/(Received from counterparty)	$–	$–	$–	$–

Net Exposure(1)	$(127,462)	$(316)	$(619,149)	$(746,927)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 23, 2015